LEASES - Supplemental Cash Flow Information Related to Leases of Continuing Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from finance leases	¥ (397,349)	¥ (438,532)	¥ (501,090)
Cash paid for amounts included in measurement of lease liabilities:- Operating cash flows from operating leases	(197,501)	(216,387)	(232,342)
Cash paid for amounts included in measurement of lease liabilities:- Financing cash flows from finance leases	(626,670)	(545,911)	(986,888)
Non-cash information on lease liabilities arising from obtaining ROU assets- Finance leases			16,772
Non-cash information on lease liabilities arising from obtaining ROU assets- Operating leases	44,144	49,640	28,225
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Finance Leases	109,255		237,330
Non-cash information on lease liabilities and ROU assets derecognized for termination of leases - Operating Leases	10,880		48,610
Gain on early termination of leases - Finance leases	42,887		39,350
Gain on early termination of leases - Operating leases	3,901		5,412
Cash paid for purchase of land use rights and the related initial direct costs of leases	¥ 0	¥ 0	¥ 15,900